INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 15,500		¥ 13,100
Weighted average maturities periods	2 years 2 months 12 days	2 years 2 months 12 days	1 year 8 months 12 days
Available-for-sale debt investments
Available-for-sale debt securities, Cost	¥ 3,792		¥ 3,734
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	352		271
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(1,543)		(651)
Recognization the credit impairment	22
Other comprehensive income loss reclassification adjustment net of tax	884	$ 128	0	¥ 0
Available-for-sale debt investments impairment charges	906		0	0
Fair value of available-for-sale debt investments	1,500		2,400
Available-for-sale debt securities, Fair value	2,601		3,354
Unrealized securities holding gain (loss), net of tax	32		1	¥ (21)
Redeemable Preferred Stock [Member]
Available-for-sale debt investments
Gain loss from change in fair value of equity investment	¥ 268		¥ 139